Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non-cancellable Operating Lease Commitments	The table below summarizes the Group’s non-cancellable operating lease commitments as of September 30, 2025:
Operating Lease Commitment
HK$
Within 1 year	81,000
2- 5years	-
Total	81,000